Financial instruments - Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial instruments
Cash and cash equivalents balance	$ 16,438
Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	74,388	$ 13,237
FVTPL
Financial instruments
FVTPL	49,061	9,906
Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	68,981	90,255
Cash and cash equivalents | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	16,438	71,098
Amounts receivable (excluding sales taxes and prepaid expenses)
Financial instruments
Financial Assets at amortized cost	13,362	8,061
Amounts receivable | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	13,362	8,061
Financial assets | FVTPL
Financial instruments
FVTPL	49,061	9,906
Loans receivable | Financial Assets at amortized cost
Financial instruments
Financial Assets at amortized cost	39,181	11,096
Amounts payable and other liabilities and lease obligation | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	9,388	$ 13,237
Long-term debt | Financial Liabilities at amortized cost
Financial instruments
Financial Liabilities at amortized cost	$ 65,000